SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Restricted cash and deposit	$ 1,966	$ 2,061